UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KiCap Management LP
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Address:   500 Newport Center Dr., Suite 820
           --------------------------------------------------
           New Beach, California  92660
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  __028-10054_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Luc Huyghebaert
           --------------------------------------------------
Title:     Chief Operating Officer
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Phone:     44 20 7659 5263
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Luc Huyghebaert          Mayfair, London, UK             02/12/04
       ------------------------   ------------------------------  -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        33
                                               -------------

Form 13F Information Table Value Total:        $257,085
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1                                         KiCap Management (UK) LP


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

                                                                FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/   SH/ PUT/ INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS     CUSIP          x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- --------------------------
ALTIRIS INC                   COM       02148M100         6,322     173289  SH                   1             173289

AMERICAN TOWER CORP          CL A       029912201        22,964    2122376  SH                   1            2122376

NII HOLDINGS INC         CL B NEW       62913F201        11,339     151931  SH                   1             151931

AMERITRADE HLDG CORP NEW      COM       03074K100        15,373    1089535  SH                   1            1089535

NETWORK ASSOCS INC            COM       640938106        14,509     964704  SH                   1             964704

FOX ENTMT GROUP INC          CL A       35138T107         9,933     340762  SH                   1             340762

TIME WARNER TELECOM INC      CL A       887319101        14,761     820493  SH                   1             820493

SPRINT CORP         PCS COM SER 1       852061506         5,082     904347  SH                   1             904347

VIACOM INC                   CL A       925524100         5,122     115417  SH                   1             115417

ECOLLEGE COM                  COM       27887E100         2,017     109262  SH                   1             109262

NOVELL INC                    COM       670006105         6,501     617364  SH                   1             617364

SEAGATE TECHNOLOGY            SHS       G7945J104         6,170     326472  SH                   1             326472

LEXAR MEDIA INC               COM       52886P104         6,956     399332  SH                   1             399332

WEBEX COMMUNICATIONS INC      COM       94767L109           661      32800  SH                   1              32800

YAHOO INC                     COM       984332106         3,515      78050  SH                   1              78050

CROWN CASTLE INTL CORP        COM       228227104         1,026      93000  SH                   1              93000

MICRON TECHNOLOGY INC         COM       595112103           242      18000  SH                   1              18000

AKAMAI TECHNOLOGIES INC       COM       00971T101           288      26731  SH                   1              26731

OVERSTOCK COM INC DEL         COM       690370101         2,533     127457  SH                   1             127457

SINA CORP                     ORD       G81477104        13,274     393292  SH                   1             393292

PEOPLESOFT INC                COM       712713106        22,373     981711  SH                   1             981711

NETFLIX COM INC               COM       64110L106           731      13375  SH                   1              13375

MANUGISTICS GROUP INC         COM       565011103         1,583     252879  SH                   1             252879

SOHU COM INC                  COM       83408W103        13,688     457637  SH                   1             457637

ASPECT COMMUNICATIONS CORP    COM       04523Q102         3,150     200000  SH                   1             200000

CNET NETWORKS INC             COM       12613R104         4,268     625853  SH                   1             625853

SONUS NETWORKS INC            COM       835916107         4,478     593900  SH                   1             593900

AQUANTIVE INC                 COM       03839G105         8,488     828106  SH                   1             828106

NETIQ CORP                    COM       64115P102        12,733     961000  SH                   1             961000

ASK JEEVES INC                COM       045174109        17,474     964345  SH                   1             964345

OPEN JT STK CO -            SPNSRD ADR  68370R109         8,228     111941  SH                   1             111941
 VIMPEL COMMUN

AMERICA MOVIL S A DE C V    SPNSRD ADR  02364W105           708      25900  SH                   1              25900
                            L SHS

NETEASE COM INC             SPNSRD ADR  64110W102        10,595     286979  SH                   1             286979
